Commitments and Contingencies - BG Joint Venture - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Long-term Purchase Commitment [Line Items]
Shipbuilding and crew training obligation incurred	$ 0.8
Shipbuilding and crew training obligation incurred, 2015	5.2
Shipbuilding and crew training obligation incurred, 2016	4.2
Shipbuilding and crew training obligation incurred, 2017	3.8
Shipbuilding and crew training obligation incurred, 2018	4.0
Shipbuilding and crew training obligation incurred, 2019	0.4
BG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Debt facility used to finance a portion of estimated fully built-up cost	787.0
Fully built up cost	1,000
BG Joint Venture [Member] | Pro rata share [Member]
Long-term Purchase Commitment [Line Items]
Proportionate share of the newbuilding installments, net of the existing debt financing in 2015	4.9
Proportionate share of the newbuilding installments, net of the existing debt financing in 2016	7.9
Proportionate share of the newbuilding installments, net of the existing debt financing in 2017	15.0
Proportionate share of the newbuilding installments, net of the existing debt financing in 2018	17.3
Proportionate share of the newbuilding installments, net of the existing debt financing in 2019	$ 6.3